Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments [Abstract]
Components Of Investments

Investments consisted of the following as of December 31, 2015 and 2014:

		As of December 31,
	Ownership as of December 31, 2015 (%)	2015	2014
Equity investment in unconsolidated joint venture (AerDragon) (a)	17	$55,430	$51,450
Equity investment in unconsolidated joint venture (AerLift)	39	47,352	53,639
Equity investment in unconsolidated joint venture (ACSAL) (a)	19	11,923	10,459
Other investments at cost	NA	6	6
		$114,711	$115,554

(a)	AerDragon and ACSAL are VIEs for which we are not the PB but do have significant influence. Therefore, they are accounted for under the equity method.